Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,328,125
Previously Paid Amount	843.71
Total Fee Amount	2,531.10
Total Offset Amount
Net Fee	$ 1,687.39